MUNICIPAL TOTAL RETURN MANAGED ACCOUNTS PORTFOLIO

SUPPLEMENT DATED APRIL 23, 2013

TO THE PROSPECTUS DATED NOVEMBER 30, 2012

The second sentence of the fifth paragraph of the section “Fund Summary—Municipal Total Return Managed Accounts

Portfolio—Principal Investment Strategies” is hereby deleted.